UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Road Management, LLC

Address:  745 Fifth Avenue
          18th Floor
          New York, NY 10151

13F File Number: 28-11287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Houston N. Gordon
Title:  Secretary
Phone:  (646) 720-9311


Signature, Place and Date of Signing:

/s/ Houston N. Gordon          New York, New York           November 14, 2005
-----------------------     -----------------------      -----------------------
   [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:      $177,140
                                            (thousands)


List of Other Included Managers:


1. DB ZWIRN & CO, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005



COLUMN 1                                  COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8

                                          TITLE                       VALUE   SHRS OR  SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                            OF CLASS         CUSIP     (X$1000) PRN AMT  PRN CALL  DISCRETN  MGRS  SOLE  SHARED   NONE
--------------                            --------         -----     -------- -------  --- ----  --------  ----  ----  ------   ----
ACCO BRANDS CORP                          COM              00081T108  1,552    55,000  SH        SHARED    1           SHARED
AETNA INC NEW                             COM              00817Y108  4,244    49,270  SH        SHARED    1           SHARED
ALDERWOODS GROUP INC                      COM              014383103  4,434   270,700  SH        SHARED    1           SHARED
ALERIS INTERNATIONAL INC                  COM              014477103  9,135   332,800  SH        SHARED    1           SHARED
ALTRIA GROUP INCC                         COM              02209S103  8,831   119,800  SH        SHARED    1           SHARED
AMERICA MOVIL SA DE CV                    SPONADR          02364W105  3,901   148,200  SH        SHARED    1           SHARED
AMERICAN TOWER CORP                       CLA              029912201  6,881   275,806  SH        SHARED    1           SHARED
CVS CORP                                  COM              126650100  4,409   152,000  SH        SHARED    1           SHARED
CABLEVISION SYS CORP                      CLA NY CABLVS    12686C109  1,926    62,800  SH        SHARED    1           SHARED
CENTERPLATE INCINCOME DEPOSIT SECURITIES  UNIT 99/99/9999  15200E204  3,223   272,000  SH        SHARED    1           SHARED
CENVEO INC                                COM              15670S105  6,872   662,700  SH        SHARED    1           SHARED
CHEMTURA CORP                             COM              163893100  3,358   270,400  SH        SHARED    1           SHARED
DOLLAR THRIFTY AUTOMOTIVE GRP             COM              256743105  4,377   130,000  SH        SHARED    1           SHARED
ENPRO INDUSTRIES, INC.CMN                 COM              29355X107  2,099    62,300  SH        SHARED    1           SHARED
FEDERATED DEP STORES INC                  COM              31410H101  9,905   148,130  SH        SHARED    1           SHARED
FLOWSERVE CORP                            COM              34354P105  8,313   228,700  SH        SHARED    1           SHARED
GARDER DENVER INC                         COM              365558105  6,373   142,900  SH        SHARED    1           SHARED
GENESIS HEALTHCARE CORP                   COM              37184D101  4,308   106,850  SH        SHARED    1           SHARED
GREAT ATLANTIC & PAC TEA INC              COM              390064103  6,968   245,700  SH        SHARED    1           SHARED
HIBERNIA CORP                             CLA              428656102  5,870   195,400  SH        SHARED    1           SHARED
HUNTSMAN CORP                             COM              447011107  2,146   109,750  SH        SHARED    1           SHARED
KERR-MCGEE CORP                           COM              492386107  6,042    62,215  SH        SHARED    1           SHARED
NEXTEL PARTNERS INC                       CLA              65333F107  5,836   232,500  SH        SHARED    1           SHARED
PLAINS EXPL & PROD CO                     COM              726505100  4,710   110,000  SH        SHARED    1           SHARED
PRECISION CASTPARTS CORP                  COM              740189105  8,310   156,500  SH        SHARED    1           SHARED
R.H. DONNELLEY CORP                       COM NEW          74955W307  9,378   148,250  SH        SHARED    1           SHARED
SCIENTIFIC GAMES CORP                     COM              80874P109  5,394   174,000  SH        SHARED    1           SHARED
SEARS HLDGS CORP                          COM              812350106  4,847    38,950  SH        SHARED    1           SHARED
SPRINT NEXTEL CORP                        COM FON          852061100  9,952   418,511  SH        SHARED    1           SHARED
TXU CORP                                  COM              873168108  3,511    31,100  SH        SHARED    1           SHARED
TODCO                                     CLA              88889T107  3,525    84,500  SH        SHARED    1           SHARED
WASHINGTON GROUP INT INC                  COM NEW          938862208  6,510   120,800  SH        SHARED    1           SHARED


22272.0001 #616667